ROYALTY INTEREST	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
ROYALTY INTEREST [Text Block]

10. ROYALTY INTEREST

Changes in royalty interest for the years ended December 31, 2017, 2016, and 2015:

Balance, December 31, 2014	$29,327,960
Adjusted for:
Depletion	(1,716,848)
Impairment charge	(3,973,699)
Cumulative translation adjustments	5,161,567
Balance, December 31, 2015	28,798,980
Adjusted for:
Acquisition	145,000
Depletion	(2,163,221)
Cumulative translation adjustments	(949,607)
Balance, December 31, 2016	25,831,152
Adjusted for:
Depletion	(2,282,276)
Cumulative translation adjustments	(1,605,133)
Balance, December 31, 2017	$21,943,743

During the year ended December 31, 2016, the Company acquired a 2% NSR royalty on all precious metals and a 1% NSR royalty on all other minerals for the Maggie Creek property (non-producing) in Nevada, and a 1% NSR royalty on all minerals for the Afgan property (non-producing) in Nevada from Golden Predator US Holdings Corp, a wholly-owned subsidiary of Till Capital Ltd. (“TCL”). In consideration of the acquisition, the Company issued 250,000 of its common shares to TCL valued at $145,000.

Carlin Trend Royalty Claim Block

The Company holds an interest in the Carlin Trend Royalty Claim Block in Nevada which includes the following Royalty Properties:

Leeville Mine: Located in Eureka County, Nevada, the Company is receiving a continuing 1% gross smelter return royalty (“GSRR”).

East Ore Body Mine: Located in Eureka County, Nevada, the property is currently being mined and the Company is receiving a continuing 1% GSRR.

North Pipeline: Located in Lander County, Nevada. Should the property become producing, the Company will receive a production royalty of US$0.50 per yard of ore processed or 4% of net profit, whichever is greater.

During the year ended December 31, 2017, $2,857,927 (2016 - $2,227,322 ; 2015 - $1,609,553) in royalty income was included in operations offset by a 5% direct gold tax and depletion.

Impairment of Non-Current Assets

The Company’s policy for accounting for impairment of non-current assets is to use the higher of the estimates of fair value less cost of disposal of these assets or value in use. The Company uses valuation techniques that require significant judgments and assumptions, including those with respect to future production levels, future metal prices and discount rates.

Non-current assets are tested for impairment when events or changes in circumstances suggest that the carrying amount may not be recoverable. The Company continuously reviews the production of gold from the Carlin Trend Royalty Claim Block, expected long term gold prices to be realized, foreign exchange, and interest rates. As a result, periodically the Company revises its estimated annual gold production over the expected mine life and adjusts it’s long term gold price. As a result of these adjustments, the Company recorded $Nil (2016 - $Nil, 2015 - $3,973,699) in impairment charges for the year ended December 31, 2017 related to the Carlin Trend Royalty Claim Block.